Related Party Payables	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Payables
Related Party Payables

Note 8. Related Party Payables

Management Agreement (December 6, 2019, was not renewed post 2022)

On December 6, 2019 the Company entered into a management agreement (the “Management Agreement”) with Elauwit Connection, LLC, a Wyoming limited liability company (“Elauwit LLC”), a related party, that was dissolved in October 2024, whereby certain key persons of Elauwit LLC, provided management services to manage all aspects of the Company, subject to supervision and oversight by the Company’s board of directors (the “Board”). The key persons (“Key Persons”) who supervised all services include the Executive Chairman and the Chief Executive Officer of the Company. In consideration of the services provided by the Key Persons, the Company paid Elauwit LLC a sum of $45 thousand per month during the initial year of the Management Agreement, subject to potential annual increases and other compensation, as determined by the Board. The term of the agreement was three (3) years commencing on December 1, 2019 and terminated on November 30, 2022. Beginning in December 2020, the Key Persons elected to defer portions of their consideration. On August 20, 2024, as part of the Deferred Compensation Agreement, defined below, the Company agreed to pay the Key Persons $0.5 million, at an interest rate of 3.25%, on cumulative balances owed. For the three months ended March 31, 2026 and 2025 the Company incurred $0 thousand, and $4 thousand of interest expense, respectively, which is recognized in interest expense in the unaudited condensed statements of operations. As of December 31, 2025 the deferred compensation had been repaid in full with the Offering in November 2025.

Subsequent to November 30, 2022, the Company continued making payments under an informal agreement to same Key Persons. For the three months ended March 31, 2026 and 2025, the Company incurred expenses of $0 thousand and $90 thousand, respectively, included in general and administrative expenses on the unaudited condensed unaudited condensed statements of operations.

Deferred Compensation Agreement (August 20, 2024)

On August 20, 2024 the Company entered into a deferred compensation agreement, as amended (the “Deferred Compensation Agreement”) with certain executives of the Company, whereby the executives, deferred a certain portion of their salaries. The deferred salaries bore interest of 3.25%, on all cumulative balances outstanding as of February 1, 2022. The Company agreed to pay each of the executives $2.5 thousand per month and there was no fixed maturity date. For the three months ended March 31, 2026 and 2025, the Company incurred 0 thousand and $1 thousand of interest expense, respectively, which is recognized in interest expense in the unaudited condensed statements of operations. As of December 31, 2025, the Deferred Compensation Agreement had been repaid in full with the Offering in November 2025.

Note 7. Related Party Payables

Management Agreement (December 6, 2019, was not renewed post 2022)

On December 6, 2019 the Company entered into a management agreement (the “Management Agreement”) with Elauwit Connection, LLC, a Wyoming limited liability company (“Elauwit LLC”), a related party, that was dissolved in October 2024, whereby certain key persons of Elauwit LLC, provided management services to manage all aspects of the Company, subject to supervision and oversight by the Company’s board of directors (the “Board”). The key persons (“Key Persons”) who supervised all services include the Executive Chairman and the Chief Executive Officer of the Company. In consideration of the services provided by the Key Persons, the Company paid Elauwit LLC a sum of $45 thousand per month during the initial year of the Management Agreement, subject to potential annual increases and other compensation, as determined by the Board. The term of the agreement was three (3) years commencing on December 1, 2019 and terminated on November 30, 2022. Beginning in December 2020, the Key Persons elected to defer portions of their consideration. On August 20, 2024, as part of the Deferred Compensation Agreement, defined below, the Company agreed to pay the Key Persons $0.5 million, at an interest rate of 3.25%, on cumulative balances owed. During the years ended December 31, 2025 and 2024, the Company incurred $11 thousand, and $17 thousand of interest expense, respectively, which is recognized in interest expense in the consolidated statements of operations. As of December 31, 2025 the deferred compensation had been repaid in full with the Offering in November 2025. As of December 31, 2024, the Deferred Compensation Agreement had a balance of $0.5 million, respectively.

Subsequent to November 30, 2022, the Company continued making payments under an informal agreement to same Key Persons. During both years ended December 31, 2025 and 2024, the Company incurred expenses of $345 thousand and $335 thousand, respectively, included in general and administrative expenses on the consolidated statements of operations.

Deferred Compensation Agreement (August 20, 2024)

On August 20, 2024 the Company entered into a deferred compensation agreement, as amended (the “Deferred Compensation Agreement”) with certain executives of the Company, whereby the executives, deferred a certain portion of their salaries. The deferred salaries bore interest of 3.25%, on all cumulative balances outstanding as of February 1, 2022. The Company agreed to pay each of the executives $2.5 thousand per month and there was no fixed maturity date. For the years ended December 31, 2025 and 2024, the Company incurred $3 thousand and $4 thousand of interest expense, respectively, which is recognized in interest expense in the consolidated statements of operations. As of December 31, 2025, the Deferred Compensation Agreement had been repaid in full with the Offering in November 2025. As of December 31, 2024, the Deferred Compensation Agreement had a balance of $0.1 million.